PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net of accumulated depreciation

	2015	2016	2016
	RUB	RUB	$
Servers and network equipment	25,122	25,705	423.8
Infrastructure systems	6,185	6,470	106.7
Land and buildings	4,281	3,785	62.4
Office furniture and equipment	1,493	1,891	31.2
Leasehold improvements	766	941	15.5
Other equipment	74	56	0.8
Assets not yet in use	1,048	2,703	44.6
Total	38,969	41,551	685.0
Less: accumulated depreciation	(18,109)	(22,734)	(374.8)
Total property and equipment, net	20,860	18,817	310.2